Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 636	$ 1,342
Work in progress	2,151	2,844
Total inventories	$ 2,787	$ 4,186